Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net premiums earned	$ 70,799	$ 58,665	$ 49,241
Fees and other revenues	1,064	889	722
Total underwriting revenue	71,863	59,554	49,963
Losses (excluding catastrophe losses)	40,115	38,378	31,830
Catastrophe losses	2,514	1,794	1,660
Loss adjustment expenses	6,431	5,483	4,633
Total losses and loss adjustment expenses	49,060	45,655	38,123
Distribution expenses	9,138	5,978	5,700
Other underwriting expenses	5,707	4,929	4,076
Total underwriting expenses	14,845	10,907	9,776
Pretax underwriting profit (loss)	7,958	2,992	2,064
Investment profit (loss)	3,067	2,219	(676)
Service businesses	33	39	(3)
Interest expense	(279)	(268)	(244)
Goodwill impairment	0	0	(225)
Income before income taxes	10,713	4,904	922
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Pretax underwriting profit (loss)			1,040
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	60,091	48,765	40,150
Fees and other revenues	893	740	594
Total underwriting revenue	60,984	49,505	40,744
Losses (excluding catastrophe losses)	33,684	31,509	26,158
Catastrophe losses	2,434	1,753	1,626
Loss adjustment expenses	5,325	4,487	3,788
Total losses and loss adjustment expenses	41,443	37,749	31,572
Distribution expenses	7,969	4,904	4,699
Other underwriting expenses	4,732	3,967	3,208
Total underwriting expenses	12,701	8,871	7,907
Pretax underwriting profit (loss)	6,840	2,885	1,265
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	10,707	9,899	9,088
Fees and other revenues	171	149	128
Total underwriting revenue	10,878	10,048	9,216
Losses (excluding catastrophe losses)	6,421	6,866	5,669
Catastrophe losses	80	41	34
Loss adjustment expenses	1,109	993	842
Total losses and loss adjustment expenses	7,610	7,900	6,545
Distribution expenses	1,168	1,073	1,000
Other underwriting expenses	964	952	861
Total underwriting expenses	2,132	2,025	1,861
Pretax underwriting profit (loss)	1,136	123	810
Operating Segments | Other Indemnity Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	1	1	3
Fees and other revenues	0	0	0
Total underwriting revenue	1	1	3
Losses (excluding catastrophe losses)	10	3	3
Catastrophe losses	0	0	0
Loss adjustment expenses	(3)	3	3
Total losses and loss adjustment expenses	7	6	6
Distribution expenses	1	1	1
Other underwriting expenses	11	10	7
Total underwriting expenses	12	11	8
Pretax underwriting profit (loss)	$ (18)	$ (16)	$ (11)